Leases (Details) - Schedule of presents information about leases - Convertible Senior Notes [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of presents information about leases [Line Items]
Operating lease right-of-use assets	$ 1,342	$ 2,008	$ 3,064
Operating lease liabilities, current	670	779	973
Operating lease liabilities, noncurrent	$ 834	$ 1,256	$ 1,955